Note 15 - Income Tax	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]
15.	Income Tax

Income tax reconciliation

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statements of operations for the year ended December 31, 2024, 2023 and 2022:

	December 31,	December 31,	December 31,
	2024	2023	2022
(Loss) income before income taxes	$(29,447)	$(64,666)	$12,551
Statutory tax rate	26.5%	26.5%	26.5%
Expected expense (recovery) at statutory rate	(7,804)	(17,136)	3,326
Tax rate difference	(3)	(1)	—
Share based compensation	461	—	—
Permanent differences	918	107	(3,286)
Net change in benefits previously not recognized	8,815	17,699	(40)
Share issuance costs	(48)	(515)	—
True up	227	(170)	—
OCI	(355)	—	—
Foreign exchange	(2,385)	—	—
Other	174	16	—
Income tax expense (recovery)	$—	$—	$—

The significant components of the Company’s deferred income tax assets (liabilities) are as follows:

	December 31,	December 31,
	2024	2023
Deferred tax liabilities:
Convertible notes payable	$(4,619)	$(6,475)
Property, plant and equipment	—	—
	$(4,619)	$(6,475)
Deferred tax assets:
Non-capital loss	$4,619	$6,475
Financial derivative liability	—	—
	4,619	$6,475
Deferred income tax assets / (liabilities)	$—	$—

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. The unrecognized deductible temporary differences at December 31, 2024 and 2023 are as follows:

	December 31,	December 31,
	2024	2023
Non-capital loss carry-forwards	$75,830	$51,652
Exploration and evaluation properties	21,459	20,630
Property, Plant and Equipment	43,299	39,973
Capital loss carry forward	27,994	26,835
Other	14,253	10,683
Total unrecognized temporary differences	$182,835	$149,773

The capital loss of $27,994 ( December 31, 2023 - $26,835) can be carried forward indefinitely and can only be realized against future capital gains.

The Company has the following unrecognized non-capital loss carryforwards of approximately $72,286 ( December 31, 2023 – $48,769) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

	December 31,	December 31,
Year	2024	2023
2037	$33	$31
2038	384	361
2039	1,532	1,440
2040	3,621	3,402
2041	15,094	8,340
2042	15,554	14,318
2043	23,513	20,877
2044	12,555	—
Total	$72,286	$48,769

The Company also has non-capital loss carryforwards of $616 and $2,928 to apply against future year income tax in Australia and the United States, respectively. The majority of these carry forward losses do not expire.